Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases
Schedule of supplemental information related to operating leases

	December 31,	December 31,
	2023	2024
	RMB‘000	RMB‘000
Operating lease right-of-use asset	34,454	18,606
Operating lease liabilities-current	(8,953)	(7,860)
Operating lease liabilities-non-current	(26,826)	(11,743)
Total operating lease liabilities	(35,779)	(19,603)
Weighted average remaining lease term	4.34 years	2.16 years
Weighted average discount rate	4.75%	4.75%

Schedule of lease cost

	December 31,	December 31,
	2023	2024
	RMB‘000	RMB‘000
Other information
Operating lease cost	12,617	9,024
Short-term lease cost	666	761
Total	13,283	9,785

Schedule of supplemental cash flow information related to leases

	December 31,	December 31,
	2023	2024
	RMB‘000	RMB‘000
Cash payments for operating leases	27,617	10,003
Right-of-use assets obtained in exchange for lease obligations	14,784	—

Schedule of maturity of operating lease liabilities under the Group's non-cancelable operating leases

December 31,
2024
RMB‘000
2025	8,335
2026	8,258
2027	4,113
Total lease payment	20,706
Less: interest	(1,103)
Present value of operating lease liabilities	19,603